Note 11 - Property, Plant and Equipment - Property, Plant, and Equipment, Useful Lives Schedule (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Buildings [member]
Statement Line Items [Line Items]
Useful life (Year)	26 years	26 years
Machinery and equipment 1 [member]
Statement Line Items [Line Items]
Useful life (Year)	20 years	18 years
Right-of-use assets [member]
Statement Line Items [Line Items]
Useful life (Year)	3 years	3 years
Mining assets [member]
Statement Line Items [Line Items]
Useful life (Year)	8 years	8 years
Other property, plant and equipment [member]
Statement Line Items [Line Items]
Useful life (Year)	5 years	5 years